Revenues - Future Amortization of Contract Liabilities and Deferred Costs (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017
Revenue, Performance Obligation Satisfied over Time [Abstract]
Amortization of contract liabilities - Remaining 2018	$ 2,637
Amortization of contract liabilities - 2019	5,229
Amortization of contract liabilities - 2020	5,244
Amortization of contract liabilities - 2021	3,912
Amortization of contract liabilities - Total	17,022	$ 29,714
Amortization of deferred costs - Remaining 2018	748
Amortization of deferred costs - 2019	1,483
Amortization of deferred costs - 2020	1,486
Amortization of deferred costs - 2021	1,110
Amortization of deferred costs - Total	$ 4,827	$ 10,562